Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Corporate Bond Fund
Entity Central Index Key	0001553195
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
American Funds Corporate Bond Fund® - Class A
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class A
Trading Symbol	BFCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.70% *
*
Annualized
.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 1,961,000,000
Holdings Count | Holding	716
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class C
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class C
Trading Symbol	BFCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.45% *
*
Annualized
.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%	[1]
Net Assets	$ 1,961,000,000
Holdings Count | Holding	716
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class T
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class T
Trading Symbol	TFBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 23	0.44% *
*
Annualized
.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 1,961,000,000
Holdings Count | Holding	716
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class F-1
Trading Symbol	BFCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 36	0.71% *
*
Annualized
.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 1,961,000,000
Holdings Count | Holding	716
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class F-2
Trading Symbol	BFCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 23	0.45% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 1,961,000,000
Holdings Count | Holding	716
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class F-3
Trading Symbol	CFBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 16	0.32% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 1,961,000,000
Holdings Count | Holding	716
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-A
Trading Symbol	COBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 37	0.72% *
*
Annualized
.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 1,961,000,000
Holdings Count | Holding	716
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-C
Trading Symbol	COBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 76	1.49% *
*Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.49%	[1]
Net Assets	$ 1,961,000,000
Holdings Count | Holding	716
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-E
Trading Symbol	COBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 47	0.92% *
*Annualized.
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 1,961,000,000
Holdings Count | Holding	716
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%

Holdings [Text Block]	Portfolio holdings by sector (percent o f ne t assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-T
Trading Symbol	TABBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 25	0.49% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 1,961,000,000
Holdings Count | Holding	716
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%

Holdings [Text Block]	Portfolio holdings by sector (percen t of ne t assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-F-1
Trading Symbol	COBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hyp
othetica
l $10,000
in
vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 26	0.50% *
*Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 1,961,000,000
Holdings Count | Holding	716
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%

Holdings [Text Block]	Port foli o holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-F-2
Trading Symbol	FFBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(b
ase
d on a hypothetical $10,000 in
ves
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 22	0.43% *
*Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[1]
Net Assets	$ 1,961,000,000
Holdings Count | Holding	716
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class 529-F-3
Trading Symbol	FBCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 19	0.37% *
*
Annualized
.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 1,961,000,000
Holdings Count | Holding	716
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-1
Trading Symbol	RCBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 73	1.42% *
*Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.42%	[1]
Net Assets	$ 1,961,000,000
Holdings Count | Holding	716
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R2
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-2
Trading Symbol	RCBBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 72	1.41% *
*
Annualized
.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.41%	[1]
Net Assets	$ 1,961,000,000
Holdings Count | Holding	716
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-2E
Trading Symbol	RCBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 58	1.12% *
*
Annualized
.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 1,961,000,000
Holdings Count | Holding	716
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-3
Trading Symbol	RCBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 49	0.96% *
*Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 1,961,000,000
Holdings Count | Holding	716
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-4
Trading Symbol	RCBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 34	0.67% *
*Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 1,961,000,000
Holdings Count | Holding	716
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-5E
Trading Symbol	RCBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 25	0.48% *
*Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 1,961,000,000
Holdings Count | Holding	716
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-5
Trading Symbol	RCBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Corporat e Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 23	0.45% *
*Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 1,961,000,000
Holdings Count | Holding	716
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives.
American Funds Corporate Bond Fund® - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds Corporate Bond Fund®
Class Name	Class R-6
Trading Symbol	RCBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 16	0.32% *
*Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[1]
Net Assets	$ 1,961,000,000
Holdings Count | Holding	716
Investment Company, Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,961
Total number of portfolio holdings	716
Portfolio turnover rate	110%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets) *Includes derivatives .

[1]	Annualized.